UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07377

Morgan Stanley Insight Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2022

Item 1 - Report to Shareholders

Morgan Stanley Insight Fund

Semi-Annual Report

June 30, 2022

Morgan Stanley Insight Fund

Table of Contents (unaudited)

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Consolidated Expense Example	9
Consolidated Portfolio of Investments	11
Consolidated Statement of Assets and Liabilities	17
Consolidated Statement of Operations	18
Consolidated Statements of Changes in Net Assets	19
Notes to Consolidated Financial Statements	20
Consolidated Financial Highlights	43
Investment Advisory Agreement Approval	49
Liquidity Risk Management Program	52
U.S. Customer Privacy Notice	53
Trustee and Officer Information	Back Cover

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley Insight Fund (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended June 30, 2022

Total Return for the 6 Months Ended June 30, 2022
Class A	Class L	Class I	Class C	Class R6*	Class IR	Russell 3000® Growth Index[1]	Lipper Multi-Cap Growth Funds Index[2]
–57.33%	–57.43%	–57.28%	–57.48%	–57.24%	–57.25%	–28.15%	–33.02%

The performance of Morgan Stanley Insight Fund's (the "Fund") six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

Market Conditions

Counterpoint Global seeks high quality companies, which we define primarily as those with sustainable competitive advantages. We manage concentrated portfolios that are highly differentiated from the benchmark, with securities weighted on our assessment of the quality of the company and our conviction. The value added or detracted in any period of time will typically result from stock selection, given our philosophy and process.

The long-term investment horizon and conviction-weighted, highly active investment approach embraced by Counterpoint Global can result in periods of performance deviation from the benchmark and peers. The portfolio underperformed the Russell 3000® Growth Index (the "Index") this quarter primarily due to unfavorable stock selection; sector allocations detracted to a lesser extent.

Growth equities, as measured by the Index, declined sharply over the period. There was wide variance in sector performance. Energy, with double-digit gains, was the top performing sector, while communication services, with double-digit losses, was the weakest performing sector in the Index over this period.

Fear and uncertainty due to concerns about inflation, rising interest rates, geopolitical tensions and ongoing effects of the global pandemic resulted in overall greater market volatility and a continued sell-off in high growth equities. We believe this sell-off, which began in the fourth quarter of 2021, remains driven by primarily non-fundamental factors. Fundamentals across portfolio holdings have largely remained healthy and in line with our expectations. Despite market volatility, we continue to find many high quality companies with attractive end-game potential due to compelling fundamentals, strong balance sheets and multiple competitive advantages. We believe today's market offers an attractive opportunity to buy unique companies with strong fundamentals that can be long-term winners over the next three to five years. While we have opportunistically added to some positions and initiated new ones, overall we have made few changes as we remain confident in the long-term prospects for the businesses we own.

Performance Analysis

All share classes of the Fund underperformed the Index and the Lipper Multi-Cap Growth Funds Index for the six-month period ended June 30, 2022, assuming no deduction of applicable sales charges.

Information technology was by far the largest detractor from relative performance due to mixed stock selection. We attribute much of the weakness in these holdings to the broader sell-off in high growth equities. Consumer discretionary and communication services and were the second and third greatest detractors due to mixed stock selection in both sectors and an overweight in communication services.

Most sectors detracted over the period; however, this was modestly offset by the positive impact of an overweight in health care and an underweight in consumer discretionary. In Health Care, most holdings detracted but this was partly offset by strength in a health care platform provider to physicians and a buyer of biopharmaceutical royalties that is a leading funder of innovation in the industry, which were the top contributing holdings in the sector and across the whole portfolio. Utilities, which the Fund has no exposure to, had a negligible impact on relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 06/30/22
Snowflake, Inc., Class A	6.6%
Royalty Pharma PLC, Class A	6.3
Agilon health, Inc.	5.7
Datadog, Inc., Class A	5.0
Cloudflare, Inc., Class A	4.9
DoorDash, Inc., Class A	4.8
Trade Desk, Inc., Class A	4.8
Uber Technologies, Inc.	4.6
Shopify, Inc., Class A	4.5
ROBLOX Corp., Class A	4.4
TOP FIVE INDUSTRIES as of 06/30/22
Information Technology Services	23.4%
Software	22.5
Internet & Direct Marketing Retail	9.5
Health Care Providers & Services	6.5
Pharmaceuticals	6.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

Under normal circumstances, the Fund's assets will be invested primarily in a portfolio of common stocks of companies with market capitalizations, at the time of purchase, within the capitalization range of the companies comprising the Index, which as of December 31, 2021 was between $8.6 million and $2.7 trillion. The Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks long-term capital appreciation by investing primarily in established and emerging companies. The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The Fund may invest in equity securities. The Fund may, but it is not required to, use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended June 30, 2022
Symbol	Class A Shares* (since 07/28/97) CPOAX		Class L Shares** (since 07/28/97) CPOCX	Class I Shares*** (since 07/28/97) CPODX	Class C Shares† (since 04/30/15) MSCMX		Class R6 Shares†† (since 09/13/13) MCRTX	Class IR Shares††† (since 07/12/19) MBIRX
1 Year	–64.48 –66.35[4]	%[3]	–64.64 —%[3]	–64.40 —%[3]	–64.73 –65.02[4]	%[3]	–64.34 —%[3]	–64.34 —%[3]
5 Years	8.20[3] 7.04[4]		7.70[3] —	8.49[3] —	7.42[3] 7.42[4]		8.54[3] —	— —
10 Years	12.16[3] 11.56[4]		11.60[3] —	12.49[3] —	— —		— —	— —
Since Inception	8.68[3] 8.45[4]		7.98[3] —	8.96[3] —	8.21[3] 8.21[4]		10.93[3] —	–6.29[3] —
Gross Expense Ratio	1.10		1.53	0.83	1.81		0.73	0.72

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I, Class C, Class R6 and Class IR shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

***  Class I has no sales charge.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class R6 has no sales charge. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

†††  Class IR has no sales charge.

(1)  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Cap Growth Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Consolidated Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/22 – 06/30/22.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Consolidated Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/22	06/30/22	01/01/22 – 06/30/22
Class A
Actual (–57.33% return)	$1,000.00	$426.70	$4.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.89	$5.96
Class L
Actual (–57.43% return)	$1,000.00	$425.70	$5.73
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.76	$8.10
Class I
Actual (–57.28% return)	$1,000.00	$427.20	$3.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.23	$4.61
Class C
Actual (–57.48% return)	$1,000.00	$425.20	$6.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.42	$9.44
Class R6*
Actual (–57.24% return)	$1,000.00	$427.60	$2.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.03	$3.81
Class IR
Actual (–57.25% return)	$1,000.00	$427.50	$2.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.03	$3.81

  (1)  Expenses are equal to the Fund's annualized expense ratios of 1.19%, 1.62%, 0.92%, 1.89%, 0.76% and 0.76 for Class A, Class L, Class I, Class C, Class R6* and Class IR shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.95% and 0.76 for Class I and Class R6 shares, respectively.

  *  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2022 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (94.4%)
	Automobiles (0.4%)
312,562	Rivian Automotive, Inc., Class A (a)	$8,045,346
	Biotechnology (0.9%)
202,193	Intellia Therapeutics, Inc. (a)	10,465,510
45,392	Moderna, Inc. (a)	6,484,247
		16,949,757
	Capital Markets (0.6%)
268,651	Coinbase Global, Inc., Class A (a)(b)	12,631,970
	Chemicals (0.4%)
3,239,607	Ginkgo Bioworks Holdings, Inc. (a)(b)	7,710,265
	Commercial Services & Supplies (0.3%)
2,489,360	Aurora Innovation, Inc. (a)	4,754,677
	Consumer Finance (0.3%)
162,839	Upstart Holdings, Inc. (a)(b)	5,148,969
	Electrical Equipment (0.3%)
3,097,525	Heliogen, Inc. (a)	6,535,778
	Electronic Equipment, Instruments & Components (0.0%)
3,889	Magic Leap, Class A (a)(c)(d) (acquisition cost - $1,890,434; acquired 12/22/15)	—
	Entertainment (5.7%)
2,646,583	ROBLOX Corp., Class A (a)	86,966,717
391,989	Sea Ltd. ADR (a)	26,208,385
		113,175,102
NUMBER OF SHARES		VALUE
	Health Care Providers & Services (6.5%)
5,193,462	Agilon health, Inc. (a)	$113,373,275
389,350	Guardant Health, Inc. (a)	15,706,379
		129,079,654
	Health Care Technology (5.4%)
2,035,174	Doximity, Inc., Class A (a)	70,864,759
991,617	GoodRx Holdings, Inc., Class A (a)	5,870,373
151,266	Veeva Systems, Inc., Class A (a)	29,956,718
		106,691,850
	Information Technology Services (23.4%)
34,335	Adyen NV (a)	49,549,937
485,289	Affirm Holdings, Inc. (a)	8,764,319
863,863	Block, Inc., Class A (a)	53,093,020
2,200,503	Cloudflare, Inc., Class A (a)	96,272,006
135,661	MongoDB, Inc. (a)	35,204,030
2,847,130	Shopify, Inc., Class A (a)	88,944,341
931,700	Snowflake, Inc., Class A (a)	129,562,202
		461,389,855
	Interactive Media & Services (2.3%)
1,382,066	ZoomInfo Technologies, Inc., Class A (a)	45,939,874
	Internet & Direct Marketing Retail (9.5%)
2,871,897	Coupang, Inc. (a)	36,616,687
1,482,551	DoorDash, Inc., Class A (a)	95,135,298
54,577	MercadoLibre, Inc. (a)	34,758,454
473,415	Wayfair, Inc., Class A (a)	20,621,957
		187,132,396
	Leisure Products (0.8%)
1,734,466	Peloton Interactive, Inc., Class A (a)	15,922,398

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2022 (unaudited) continued

NUMBER OF SHARES		VALUE
	Life Sciences Tools & Services (1.4%)
614,288	10X Genomics, Inc., Class A (a)	$27,796,532
	Pharmaceuticals (6.3%)
2,975,667	Royalty Pharma PLC, Class A (United Kingdom)	125,097,041
	Road & Rail (5.9%)
10,263,495	Grab Holdings Ltd., Class A (a)	25,966,642
4,433,773	Uber Technologies, Inc. (a)	90,714,996
		116,681,638
	Semiconductors & Semiconductor Equipment (3.5%)
143,328	ASML Holding NV	68,206,929
	Software (20.2%)
741,124	Bill.Com Holdings, Inc. (a)	81,479,173
3,039,698	Cipher Mining, Inc. (a)	4,164,386
1,042,888	Datadog, Inc., Class A (a)	99,324,653
41,508	MicroStrategy, Inc., Class A (a)(b)	6,819,764
2,243,913	Trade Desk, Inc., Class A (a)	93,997,516
1,158,495	Unity Software, Inc. (a)	42,655,786
653,416	Zoom Video Communications, Inc., Class A (a)	70,549,325
		398,990,603
	Specialty Retail (0.3%)
240,052	Carvana Co. (a)	5,420,374
	Total Common Stocks (Cost $3,349,313,840)	1,863,301,008
NUMBER OF WARRANTS		VALUE
	Warrant (0.0%) (e)
	Chemicals (0.0%) (e)
343,913	Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a) (Cost $1,145,230)	$182,274
NUMBER OF SHARES
	Preferred Stocks (2.3%)
	Software (2.3%)
253,991	Databricks, Inc. (a)(c)(d) (acquisition cost - $55,992,926; acquired 8/31/21)	44,219,833
197,427	Lookout, Inc., Series F (a)(c)(d) (acquisition cost - $2,255,228; acquired 6/17/14)	1,024,646
	Total Preferred Stocks (Cost $58,248,154)	45,244,479
	Investment Company (0.7%)
1,217,929	Grayscale Bitcoin Trust (a) (Cost $50,027,849)	14,688,224
NUMBER OF SHARES (000)
	Short-Term Investments (4.2%)
	Securities Held as Collateral on Loaned Securities (1.3%)
	Investment Company (1.0%)
19,805	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 9)	19,805,377

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.3%)
$1,547	HSBC Securities USA, Inc. (1.50%, dated 6/30/22, due 7/1/22; proceeds $1,547,360; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $1,578,241)	$1,547,295
2,996	Merrill Lynch & Co., Inc. (1.46%, dated 6/30/22, due 7/1/22; proceeds $2,996,097; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $3,055,901)	2,995,976
		4,543,271
	Total Securities held as Collateral on Loaned Securities (Cost $24,348,648)	24,348,648
NUMBER OF SHARES (000)
	Investment Company (2.9%)
57,874	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 9) (Cost $57,874,253)	57,874,253
	Total Short-Term Investments (Cost $82,222,901)	82,222,901
		VALUE
Total Investments Excluding Purchased Options (Cost $3,540,957,974)	101.6%	$2,005,638,886
Total Purchased Options Outstanding (Cost $24,019,074)	0.1%	1,683,887
Total Investments (Cost $3,564,977,048) Including $24,461,161 of Securities Loaned (f)(g)(h)	101.7%	2,007,322,773
Liabilities in Excess of Other Assets	(1.7)	(33,882,899)
Net Assets	100.0%	$1,973,439,874

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2022 (unaudited) continued

The Fund had the following Derivative Contract - PIPE open at June 30, 2022:

COUNTERPARTY	REFERENCED OBLIGATION	NOTIONAL AMOUNT	SETTLEMENT DATE	UNREALIZED DEPRECIATION (000)	% OF NET ASSETS
Social Capital Suvretta Holdings Corp.III	ProKidney, LP (a)(c)(d)(i)(j)	$14,216,880	12/30/22	$(2,051,496)	(0.10)%

  ADR  American Depositary Receipt.

  PIPE  Private Investment in Public Equity.

  SPAC  Special Purpose Acquisition Company.

  (a)  Non-income producing security.

  (b)  All or a portion of this security was on loan at June 30, 2022.

  (c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at June 30, 2022 amounts to $43,192,983 and represents 2.2% of net assets.

  (d)  At June 30, 2022, the Fund held fair valued securities and a derivative contract valued at $43,192,983, representing 2.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (e)  Amount is less than 0.05%.

  (f)  Securities are available for collateral in connection with a derivative contract - PIPE and purchased options.

  (g)  The approximate fair value and percentage of net assets, $49,549,937 and 2.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

  (h)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $40,327,636 and the aggregate gross unrealized depreciation is $1,600,033,407, resulting in net unrealized depreciation of $1,559,705,771.

  (i)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 1,421,688 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP., and Social Capital Suvretta Holdings Corp.III, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp.III, and ProKidney, LP., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp.III, and ProKidney, LP. The investment is restricted from resale until the settlement date.

  (j)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2022 (unaudited) continued

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

COUNTERPARTY	DESCRIPTION	STRIKE PRICE		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000)	VALUE	PREMIUMS PAID	UNREALIZED DEPRECIATION
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	1,670,325,800	$1,670,326	$1,650,282	$8,018,591	$(6,368,309)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	1,715,752,843	1,715,753	13,726	7,993,418	(7,979,692)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	790,635,623	790,636	17,394	5,369,997	(5,352,603)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	497,090,986	497,091	2,485	2,637,068	(2,634,583)
							$1,683,887	$24,019,074	$(22,335,187)

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Summary of Investments ◼ June 30, 2022 (unaudited)

INDUSTRY†	VALUE		PERCENT OF TOTAL INVESTMENTS
Information Technology Services	$461,389,855		23.3%
Software	444,235,082		22.4
Internet & Direct Marketing Retail	187,132,396		9.4
Health Care Providers & Services	129,079,654		6.5
Pharmaceuticals	125,097,041		6.3
Road & Rail	116,681,638		5.9
Entertainment	113,175,102		5.7
Health Care Technology	106,691,850		5.4
Semiconductors & Semiconductor Equipment	68,206,929		3.4
Investment Companies	57,874,253		2.9
Interactive Media & Services	45,939,874		2.3
Life Sciences Tools & Services	27,796,532		1.4
Biotechnology	16,949,757		0.9
Leisure Products	15,922,398		0.8
Diversified Financial Services	14,688,224		0.8
Capital Markets	12,631,970		0.6
Automobiles	8,045,346		0.4
Chemicals	7,892,539		0.4
Electrical Equipment	6,535,778		0.3
Specialty Retail	5,420,374		0.3
Consumer Finance	5,148,969		0.3
Commercial Services & Supplies	4,754,677		0.2
Call Option Purchased	1,683,887		0.1
Electronic Equipment, Instruments & Components	—	††	0.0
Total Investments	$1,982,974,125		100.0	%*

  †  Does not reflect the value of securities held as collateral on loaned securities.

  ††  Includes a security valued at zero.

  *  Does not include an open PIPE contract with unrealized depreciation of $2,051,496.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities June 30, 2022 (unaudited)

Assets:
Investments in securities, at value (cost $3,487,297,418) (Including $24,461,161 for securities loaned)	$1,929,643,143
Investment in affiliate, at value (cost $77,679,630)	77,679,630
Total investments in securities, at value (cost $3,564,977,048)	2,007,322,773
Cash from Securities Lending	1,318,972
Receivable for:
Shares of beneficial interest sold	1,266,248
Securities lending income	164,988
Dividends from affiliate	32,337
Prepaid expenses and other assets	448,361
Total Assets	2,010,553,679
Liabilities:
Collateral on securities loaned, at value	25,667,620
Due to broker	2,340,000
Payable for:
Shares of beneficial interest redeemed	3,681,356
Transfer and sub transfer agent fees	1,650,910
Advisory fee	1,090,166
Distribution fee	311,228
Administration fee	140,023
Derivative Contract — PIPE, at value	2,051,496
Accrued expenses and other payables	181,006
Total Liabilities	37,113,805
Net Assets	$1,973,439,874
Composition of Net Assets:
Paid-in-Capital	$3,525,177,559
Total Accumulated Loss	(1,551,737,685)
Net Assets	$1,973,439,874
Class A Shares:
Net Assets	$889,910,957
Shares Outstanding (unlimited shares authorized, $0.01 par value)	31,662,076
Net Asset Value Per Share	$28.11
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$29.67
Class L Shares:
Net Assets	$16,924,799
Shares Outstanding (unlimited shares authorized, $0.01 par value)	993,895
Net Asset Value Per Share	$17.03
Class I Shares:
Net Assets	$794,226,644
Shares Outstanding (unlimited shares authorized, $0.01 par value)	24,314,656
Net Asset Value Per Share	$32.66
Class C Shares:
Net Assets	$120,210,289
Shares Outstanding (unlimited shares authorized, $0.01 par value)	7,304,245
Net Asset Value Per Share	$16.46
Class R6 Shares:*
Net Assets	$84,127,414
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,555,740
Net Asset Value Per Share	$32.92
Class IR Shares:
Net Assets	$68,039,771
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,060,401
Net Asset Value Per Share	$33.02

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements continued

Consolidated Statement of Operations For the six months ended June 30, 2022 (unaudited)

Net Investment Loss: Income
Dividends (net of $90,096 foreign withholding tax)	$1,830,303
Income from securities loaned — net	580,491
Dividends from affiliate (Note 9)	74,854
Total Income	2,485,648
Expenses
Advisory fee (Note 4)	10,729,143
Distribution fee (Class A shares) (Note 5)	1,837,808
Distribution fee (Class L shares) (Note 5)	101,838
Distribution fee (Class C shares) (Note 5)	1,014,177
Sub transfer agent fees and expenses (Class A shares)	1,335,712
Sub transfer agent fees and expenses (Class L shares)	12,553
Sub transfer agent fees and expenses (Class I shares)	1,364,699
Sub transfer agent fees and expenses (Class C shares)	128,845
Administration fee (Note 4)	1,355,187
Registration fees	173,756
Shareholder reports and notices	247,443
Transfer agent fees and expenses (Class A shares) (Note 7)	43,731
Transfer agent fees and expenses (Class L shares) (Note 7)	3,371
Transfer agent fees and expenses (Class I shares) (Note 7)	55,861
Transfer agent fees and expenses (Class C shares) (Note 7)	10,499
Transfer agent fees and expenses (Class R6 shares)* (Note 7)	5,865
Transfer agent fees and expenses (Class IR shares) (Note 7)	957
Professional fees	86,100
Custodian fees (Note 8)	83,723
Trustees' fees and expenses	33,919
Other	62,755
Total Expenses	18,687,942
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(211,347)
Less: reimbursement of class specific expenses (Class R6 shares)* (Note 4)	(4,749)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(34,244)
Net Expenses	18,437,602
Net Investment Loss	(15,951,954)
Realized and Unrealized Gain (Loss): Realized Loss on:
Investments	(593,840,936)
Foreign currency translation	(18,327)
Net Realized Loss	(593,859,263)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,511,726,702)
Derivative Contracts — PIPE	(2,051,496)
Foreign currency translation	4,507
Net Change in Unrealized Appreciation (Depreciation)	(2,513,773,691)
Net Loss	(3,107,632,954)
Net Decrease	$(3,123,584,908)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements continued

Consolidated Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2022	FOR THE YEAR ENDED DECEMBER 31, 2021
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(15,951,954)	$(63,563,142)
Net realized gain (loss)	(593,859,263)	955,288,001
Net change in unrealized appreciation (depreciation)	(2,513,773,691)	(1,392,769,163)
Net Decrease	(3,123,584,908)	(501,044,304)
Dividends and Distributions to Shareholders:
Class A shares	—	(356,633,113)
Class L shares	—	(9,097,212)
Class I shares	—	(329,427,045)
Class C shares	—	(76,716,939)
Class R6 shares*	—	(24,000,568)
Class IR shares	—	(22,195,273)
Total Dividends and Distributions to Shareholders	—	(818,070,150)
Net increase (decrease) from transactions in shares of beneficial interest	(1,054,395,777)	8,176,127
Net Decrease	(4,177,980,685)	(1,310,938,327)
Net Assets:
Beginning of period	6,151,420,559	7,462,358,886
End of Period	$1,973,439,874	$6,151,420,559

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Insight Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares, Class R6 shares and Class IR shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares, Class R6 shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Insight Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented $17,550,396 or 0.89% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (6) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (7) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

E. Repurchase Agreements — The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-tomarket on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Consolidated Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$24,461,161	(a)	$—	$(24,461,161	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

(b)  The Fund received cash collateral of $25,667,620, of which $24,348,648 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. As of June 30, 2022, there was uninvested cash of $1,318,972, which is not reflected in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of $1,238,875 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards CodificationTM ("ASC") 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks	$25,667,620	$—	$—	$—	$25,667,620
Total Borrowings	$25,667,620	$—	$—	$—	$25,667,620
Gross amount of recognized liabilities for securities lending transactions					$25,667,620

G. Restricted Securities — The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities, if any, are identified in the Consolidated Portfolio of Investments.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Common Stocks
Automobiles	$8,045,346	$—	$—		$8,045,346
Biotechnology	16,949,757	—	—		16,949,757
Capital Markets	12,631,970	—	—		12,631,970
Chemicals	7,710,265	—	—		7,710,265
Commercial Services & Supplies	4,754,677	—	—		4,754,677
Consumer Finance	5,148,969	—	—		5,148,969
Electrical Equipment	6,535,778	—	—		6,535,778
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	113,175,102	—	—		113,175,102
Health Care Providers & Services	129,079,654	—	—		129,079,654
Health Care Technology	106,691,850	—	—		106,691,850
Information Technology Services	411,839,918	49,549,937	—		461,389,855
Interactive Media & Services	45,939,874	—	—		45,939,874
Internet & Direct Marketing Retail	187,132,396	—	—		187,132,396
Leisure Products	15,922,398	—	—		15,922,398
Life Sciences Tools & Services	27,796,532	—	—		27,796,532
Pharmaceuticals	125,097,041	—	—		125,097,041
Road & Rail	116,681,638	—	—		116,681,638
Semiconductors & Semiconductor Equipment	68,206,929	—	—		68,206,929
Software	398,990,603	—	—		398,990,603
Specialty Retail	5,420,374	—	—		5,420,374
Total Common Stocks	1,813,751,071	49,549,937	—	†	1,863,301,008	†
Warrant	182,274	—	—		182,274
Preferred Stocks
Software	—	—	45,244,479		45,244,479
Investment Company	14,688,224	—	—		14,688,224
Call Options Purchased	—	1,683,887	—		1,683,887

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets (cont'd):
Short-Term Investments
Investment Company	$77,679,630	$—	$—		$77,679,630
Repurchase Agreements	—	4,543,271	—		4,543,271
Total Short-Term Investments	77,679,630	4,543,271	—		82,222,901
Total Assets	1,906,301,199	55,777,095	45,244,479	†	2,007,322,773	†
Liabilities:
Derivative Contract — PIPE	—	—	(2,051,496)		(2,051,496)
Total	$1,906,301,199	$55,777,095	$43,192,983	†	$2,005,271,277	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCK		PREFERRED STOCKS		DERIVATIVE CONTRACT — PIPE
Beginning Balance	$—		$58,239,279	†	$—
Purchases	—		—		—
Sales			—		—
PIPE transactions	—		—		(2,051,496)
Transfers in	—	†	—		—
Transfers out	—		(—	)†	—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		(12,994,800)		—
Realized gains (losses)	—		—		—
Ending Balance	$—	†	$45,244,479		$(2,051,496)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$—		$(12,994,800)		$(2,051,496)

†  Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on

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Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2022.

	FAIR VALUE AT JUNE 30, 2022	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	AMOUNT OR RANGE/ WEIGHTED AVERAGE*	IMPACT TO VALUATION FROM AN INCREASE IN INPUT**
Preferred Stocks	$45,244,479	Discounted Cash Flow	Weighted Average Cost of Capital	11.5%–14.5%/13.5%	Decrease
			Perpetual Growth Rate	3.0%–4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.4x–16.5x/24.6x	Increase
			Discount for Lack of Marketability	11.0%–14.0%/13.9%	Decrease
PIPE	$(2,051,496)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different

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Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options — In respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

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Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

As of June 30, 2022, the Fund's derivative contract PIPE position is reflected as Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Investments, at Value (Purchased Options)	$1,683,887 (d)
PRIMARY RISK EXPOSURE	LIABILITY DERIVATIVES CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Equity Risk	Derivative Contract — PIPE	$(2,051,496)

(d)  Amounts are included in Investments in securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS(e)
Currency Risk	$(14,798,187)

(e)  Amount are included in Realized Loss on Investments in the Consolidated Statement of Operations.

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Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS(f)	DERIVATIVE CONTRACT — PIPE
Currency Risk	$7,611,058	$—
Equity Risk	—	(2,051,496)
Total	$7,611,058	$(2,051,496)

(f)  Amount are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES	ASSETS		LIABILITIES
Purchased Options	$1,683,887	(d)(g)	$—
Derivative Contract — PIPE	—		(2,051,496	)(h)
Total	$1,683,887		$(2,051,496)

(d)  Amounts are included in Investments in securities in the Consolidated Statement of Assets and Liabilities.

(g)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(h)  Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a

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Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(i)	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs International	$1,650,282	$—	$(1,650,282)	$0
JP Morgan Chase Bank NA	33,605	—	(33,605)	0
Total	$1,683,887	$—	$(1,683,887)	$0

(i)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2022, the average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	5,159,832,295
Derivative Contracts — PIPE:
Average monthly notional amount	$14,216,880

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.595% to the portion of the daily net assets exceeding $3 billion. For the six months ended June 30, 2022, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.63% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

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Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 1.77% for Class L, 0.92% for Class I, 2.02% for Class C, 0.85% for Class R6 and 0.85% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, $216,096 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2022, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2022, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $2,986 and $66,904, respectively, and received $413,052 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

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Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2022		FOR THE YEAR ENDED DECEMBER 31, 2021
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,695,603	$116,670,207	10,616,212	$916,595,623
Reinvestment of distributions	—	—	5,221,162	352,741,676
Redeemed	(10,484,910)	(475,718,630)	(18,514,744)	(1,518,120,669)
Net decrease — Class A	(7,789,307)	(359,048,423)	(2,677,370)	(248,783,370)
CLASS L SHARES
Exchanged	—	—	4,037	173,112
Reinvestment of distributions	—	—	215,847	8,856,193
Redeemed	(115,214)	(2,922,007)	(170,977)	(9,082,634)
Net increase (decrease) — Class L	(115,214)	(2,922,007)	48,907	(53,329)
CLASS I SHARES
Sold	8,817,084	426,299,384	17,273,303	1,672,434,950
Reinvestment of distributions	—	—	4,192,753	328,753,768
Redeemed	(20,416,547)	(1,030,114,583)	(20,385,272)	(1,896,553,153)
Net increase (decrease) — Class I	(11,599,463)	(603,815,199)	1,080,784	104,635,565
CLASS C SHARES
Sold	480,571	$12,340,329	1,987,315	$108,901,470
Reinvestment of distributions	—	—	1,914,285	76,035,417
Redeemed	(2,400,975)	(61,877,891)	(2,102,715)	(105,114,895)
Net increase (decrease) — Class C	(1,920,404)	(49,537,562)	1,798,885	79,821,992
CLASS R6 SHARES*
Sold	257,273	12,549,932	1,829,905	183,982,049
Reinvestment of distributions	—	—	304,036	24,000,568
Redeemed	(422,107)	(21,622,518)	(452,230)	(43,843,320)
Net increase (decrease) — Class R6*	(164,834)	(9,072,586)	1,681,711	164,139,297
CLASS IR SHARES
Reinvestment of distributions	—	—	280,243	22,195,273
Redeemed	(468,478)	(30,000,000)	(1,175,263)	(113,779,301)
Net Decrease — Class IR	(468,478)	(30,000,000)	(895,020)	(91,584,028)
Net increase (decrease) in Fund	(22,057,700)	$(1,054,395,777)	1,037,897	$8,176,127

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

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Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

7. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2022, aggregated $787,791,729 and $1,831,530,954, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by $34,244 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2021	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE JUNE 30, 2022
Liquidity Funds	$65,337,091	$809,454,339	$797,111,800	$74,854	$—	$—	$77,679,630

During the six months ended June 30, 2022, the Fund incurred $4,612 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

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Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 DISTRIBUTIONS PAID FROM:		PERIOD FROM DECEMBER 1, 2020 THROUGH DECEMBER 31, 2020 DISTRIBUTIONS PAID FROM:		2020 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$67,206,228	$750,863,922	$47,000,308	$553,999,682	$5,798,703	$122,867,574

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$—	$662,348,980

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund deferred to January 1, 2022 for U.S. federal income tax purposes the following losses:

QUALIFIED LATE YEAR ORDINARY LOSSES	POST OCTOBER CAPITAL LOSSES
$5,516,470	$8,772,778

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

11. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

13. Other

At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 29.2%.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2022 (unaudited) continued

14. Results of Special Meeting of Shareholders

On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all shareholders:

	FOR	AGAINST
Frances L. Cashman	70,480,150	3,362,311
Nancy C. Everett	70,391,968	3,450,493
Eddie A. Grier	70,387,725	3,454,736
Jakki L. Haussler	70,353,955	3,488,506
Patricia A. Maleski	70,468,041	3,374,420

Morgan Stanley Insight Fund

Consolidated Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,		FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2022		2021		2020(1)		2020(1)		2019(1)		2018(1)		2017(1)
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$65.88		$80.81		$87.67		$43.85		$39.12		$40.28		$31.06
Income (loss) from investment operations:
Net investment loss(2)	(0.22)		(0.79)		(0.07)		(0.65)		(0.29)		(0.24)		(0.30)
Net realized and unrealized gain (loss)	(37.55)		(4.30)		0.53		47.31		8.07		8.25		12.43
Total income (loss) from investment operations	(37.77)		(5.09)		0.46		46.66		7.78		8.01		12.13
Less distributions from:
Net investment Income	—		(0.02)		—		—		—		—		—
Net realized gain	—		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Total distributions	—		(9.84)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Net asset value, end of period	$28.11		$65.88		$80.81		$87.67		$43.85		$39.12		$40.28
Total Return(3)	(57.33	)%(6)	(6.60)%		0.44	%(6)	114.36%		21.87%		24.69%		42.79%
Ratios to Average Net Assets:
Net expenses	1.19	%(4)(7)	1.10	%(4)	1.05	%(4)(7)	1.09	%(4)	1.16	%(4)	1.14	%(4)	1.23	%(4)(8)
Net expenses excluding interest expenses	N/A		1.10	%(4)	N/A		1.09	%(4)	N/A		N/A		N/A
Net investment loss	(1.04	)%(4)(7)	(0.92	)%(4)	(1.02	)%(4)(7)	(1.08	)%(4)	(0.70	)%(4)	(0.64	)%(4)	(0.86	)%(4)(8)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.01	%(7)	0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$889,911		$2,599,064		$3,404,472		$3,311,047		$1,047,509		$633,294		$308,159
Portfolio turnover rate	22	%(6)	72%		17	%(6)	55%		93%		73%		69%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

(8)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	1.26%	(0.89)%

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,		FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2022		2021		2020(1)		2020(1)		2019(1)		2018(1)		2017(1)
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$40.00		$53.31		$60.31		$31.22		$28.88		$32.18		$25.51
Income (loss) from investment operations:
Net investment loss(2)	(0.19)		(0.76)		(0.07)		(0.62)		(0.35)		(0.30)		(0.38)
Net realized and unrealized gain (loss)	(22.78)		(2.73)		0.39		32.55		5.74		6.17		9.96
Total income (loss) from investment operations	(22.97)		(3.49)		0.32		31.93		5.39		5.87		9.58
Less distributions from:
Net investment income	—		(0.00	)(3)	—		—		—		—		—
Net realized gain	—		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Total distributions	—		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Net asset value, end of period	$17.03		$40.00		$53.31		$60.31		$31.22		$28.88		$32.18
Total Return(4)	(57.43	)%(7)	(6.98)%		0.39	%(7)	113.35%		21.29%		24.10%		42.02%
Ratios to Average Net Assets:
Net expenses	1.62	%(5)(8)	1.53	%(5)	1.52	%(5)(8)	1.58	%(5)	1.63	%(5)	1.62	%(5)	1.76	%(5)(9)
Net expenses excluding interest expenses	N/A		1.53	%(5)	N/A		1.58	%(5)	N/A		N/A		N/A
Net investment loss	(1.47	)%(5)(8)	(1.35	)%(5)	(1.49	)%(5)(8)	(1.56	)%(5)	(1.20	)%(5)	(1.08	)%(5)	(1.39	)%(5)(9)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.01	%(8)	0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$16,925		$44,361		$56,517		$57,565		$31,998		$29,730		$27,412
Portfolio turnover rate	22	%(7)	72%		17	%(7)	55%		93%		73%		69%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

(9)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	1.80%	(1.43)%

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,		FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2022		2021		2020(1)		2020(1)		2019(1)		2018(1)		2017(1)
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$76.46		$91.91		$98.70		$48.87		$43.14		$43.40		$33.15
Income (loss) from investment operations:
Net investment loss(2)	(0.19)		(0.63)		(0.06)		(0.57)		(0.20)		(0.16)		(0.19)
Net realized and unrealized gain (loss)	(43.61)		(4.96)		0.59		53.24		8.98		9.07		13.35
Total income (loss) from investment operations	(43.80)		(5.59)		0.53		52.67		8.78		8.91		13.16
Less distributions from:
Net investment income	—		(0.04)		—		—		—		—		—
Net realized gain	—		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Total distributions	—		(9.86)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Net asset value, end of period	$32.66		$76.46		$91.91		$98.70		$48.87		$43.14		$43.40
Total Return(3)	(57.28	)%(6)	(6.35)%		0.46	%(6)	114.94%		22.17%		25.06%		43.23%
Ratios to Average Net Assets:
Net expenses	0.92	%(4)(7)(8)	0.83	%(4)	0.81	%(4)(7)	0.83	%(4)	0.90	%(4)	0.85	%(4)	0.91	%(4)(8)
Net expenses excluding interest expenses	N/A		0.83	%(4)	N/A		0.83	%(4)	N/A		N/A		N/A
Net investment loss	(0.78	)%(4)(7)(8)	(0.65	)%(4)	(0.78	)%(4)(7)	(0.82	)%(4)	(0.43	)%(4)	(0.38	)%(4)	(0.52	)%(4)(8)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.01	%(7)	0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$794,227		$2,746,086		$3,201,566		$3,150,156		$730,090		$255,670		$86,453
Portfolio turnover rate	22	%(6)	72%		17	%(6)	55%		93%		73%		69%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

(8)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2021	0.95%	(0.81)%
November 30, 2017	0.95	(0.56)

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,		FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2022		2021		2020(1)		2020(1)		2019(1)		2018(1)		2017(1)
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$38.71		$52.06		$59.08		$30.72		$28.53		$31.96		$25.41
Income (loss) from investment operations:
Net investment loss(2)	(0.22)		(0.88)		(0.08)		(0.74)		(0.42)		(0.42)		(0.44)
Net realized and unrealized gain (loss)	(22.03)		(2.65)		0.38		31.94		5.66		6.16		9.90
Total income (loss) from investment operations	(22.25)		(3.53)		0.30		31.20		5.24		5.74		9.46
Less distributions from:
Net investment Income	—		(0.00	)(3)	—		—		—		—		—
Net realized gain	—		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Total distributions	—		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Net asset value, end of period	$16.46		$38.71		$52.06		$59.08		$30.72		$28.53		$31.96
Total Return(4)	(57.48	)%(7)	(7.25)%		0.38	%(7)	112.77%		21.00%		23.77%		41.68%
Ratios to Average Net Assets:
Net expenses	1.89	%(5)(8)	1.80	%(5)(9)	1.77	%(5)(8)	1.83	%(5)	1.90	%(5)	1.89	%(5)	2.02	%(5)(9)
Net expenses excluding interest expenses	N/A		1.80	%(5)(9)	N/A		1.83	%(5)	N/A		N/A		N/A
Net investment loss	(1.74	)%(5)(8)	(1.62	)%(5)(9)	(1.73	)%(5)(8)	(1.82	)%(5)	(1.44	)%(5)	(1.49	)%(5)	(1.58	)%(5)(9)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.01	%(8)	0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$120,210		$357,118		$386,615		$373,580		$117,696		$28,371		$2,656
Portfolio turnover rate	22	%(7)	72%		17	%(7)	55%		93%		73%		69%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

(9)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2021	1.81%	(1.63)%
November 30, 2017	2.13	(1.69)

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,		FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2022		2021		2020(1)		2020(1)		2019(1)		2018(1)		2017(1)
	(unaudited)
Class R6 Shares*
Selected Per Share Data:
Net asset value, beginning of period	$76.99		$92.39		$99.17		$49.05		$43.34		$43.55		$33.23
Income (loss) from investment operations:
Net investment loss(2)	(0.15)		(0.52)		(0.06)		(0.60)		(0.11)		(0.24)		(0.18)
Net realized and unrealized gain (loss)	(43.92)		(5.01)		0.60		53.56		8.87		9.20		13.41
Total income (loss) from investment operations	(44.07)		(5.53)		0.54		52.96		8.76		8.96		13.23
Less distributions from:
Net investment income	—		(0.05)		—		—		—		—		—
Net realized gain	—		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Total distributions	—		(9.87)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Net asset value, end of period	$32.92		$76.99		$92.39		$99.17		$49.05		$43.34		$43.55
Total Return(3)	(57.24	)%(6)	(6.24)%		0.46	%(6)	115.12%		22.01%		25.09%		43.35%
Ratios to Average Net Assets:
Net expenses	0.76	%(4)(7)(8)	0.72	%(4)(8)	0.71	%(4)(7)	0.73	%(4)(8)	0.77	%(4)(8)	0.84	%(4)(8)	0.85	%(4)(8)
Net expenses excluding interest expenses	N/A		0.72	%(4)(8)	N/A		0.73	%(4)(8)	N/A		N/A		N/A
Net investment loss	(0.61	)%(4)(7)(8)	(0.53	)%(4)(8)	(0.68	)%(4)(7)	(0.75	)%(4)(8)	(0.22	)%(4)(8)	(0.57	)%(4)(8)	(0.48	)%(4)(8)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.01	%(7)	0.01%		0.01%		0.01%		0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$84,127		$209,463		$95,977		$81,699		$423		$730		$14
Portfolio turnover rate	22	%(6)	72%		17	%(6)	55%		93%		73%		69%

*    Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

(8)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2022	0.76%	(0.61)%
December 31, 2021	0.73	(0.54)
November 30, 2020	0.76	(0.78)
November 30, 2019	0.78	(0.23)
November 30, 2018	2.80	(2.53)
November 30, 2017	17.07	(16.70)

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2022		FOR THE YEAR ENDED DECEMBER 31, 2021		FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31, 2020(1)		FOR THE YEAR ENDED NOVEMBER 30, 2020(1)		FOR THE PERIOD JULY 12, 2019(2) TO NOVEMBER 30, 2019(1)
	(unaudited)
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$77.24		$92.65		$99.43		$49.17		$51.67
Income (loss) from investment operations:
Net investment loss(3)	(0.15)		(0.54)		(0.06)		(0.47)		(0.05)
Net realized and unrealized gain (loss)	(44.07)		(5.00)		0.60		53.57		(2.45)
Total income (loss) from investment operations	(44.22)		(5.54)		0.54		53.10		(2.50)
Less dividends and distributions from:
Net investment income	—		(0.05)		—		—		—
Net realized gain	—		(9.82)		(7.32)		(2.84)		—
Total dividends and distributions	—		(9.87)		(7.32)		(2.84)		—
Net asset value, end of period	$33.02		$77.24		$92.65		$99.43		$49.17
Total Return(4)	(57.25	)%(7)	(6.23)%		0.46	%(7)	115.13%		(4.84	)%(7)
Ratios to Average Net Assets:
Net expenses	0.76	%(5)(8)	0.72	%(5)	0.71	%(5)(8)	0.73	%(5)	0.77	%(5)(8)(9)
Net expenses excluding interest expenses	N/A		0.72	%(5)	N/A		0.73%		N/A
Net investment loss	(0.62	)%(5)(8)	(0.55	)%(5)	(0.68	)%(5)(8)	(0.71	)%(5)	(0.28	)%(5)(8)(9)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.01	%(8)	0.01%		0.01	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$68,040		$195,328		$317,213		$315,757		$133,266
Portfolio turnover rate	22	%(7)	72%		17	%(7)	55%		93%

(1)  Not consolidated.

(2)  Commencement of Offering.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

(9)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2019	0.81%	(0.32)%

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to

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Investment Advisory Agreement Approval (unaudited) continued

its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key

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Investment Advisory Agreement Approval (unaudited) continued

personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Insight Fund

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Insight Fund

U.S. Customer Privacy Notice (unaudited)  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share

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U.S. Customer Privacy Notice (unaudited) continued  April 2021

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

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U.S. Customer Privacy Notice (unaudited) continued  April 2021

What we do

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2022 Morgan Stanley

INSIGHTSAN
4822866 EXP 08.31.23

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insight Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

August 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

August 17, 2022

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

August 17, 2022